DECONSOLIDATION OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2015
DECONSOLIDATION OF A SUBSIDIARY [Abstract]
DECONSOLIDATION OF A SUBSIDIARY

(4) DECONSOLIDATION OF A SUBSIDIARY

On March 15, 2015, the Group entered into a share purchase agreement with an independent third party to dispose all of the Group's equity interest in Nanjing Xici Information Technology Share Co., Ltd. ("Nanjing Xici") for cash consideration of RMB75,820,000, of which RMB68,170,000 was received in 2015. Upon the completion of the transaction on March 15, 2015, the Group ceased to be the controlling shareholder of Nanjing Xici, and accordingly deconsolidated Nanjing Xici's financial statements from the Group's consolidated financial statements. The Group recognized a gain on loss of control of RMB71,081,854, which was recorded as "gain on disposition of a subsidiary" in the consolidated statements of comprehensive loss. The gain on such deconsolidation is calculated as follows:

As of
March 15, 2015
Cash receipt	68,170,000
Other receivable	7,650,000
Less: Cash and cash equivalents	3,860,094
Accounts receivable	8,910,545
Prepaid expenses and other current assets	1,409,432
Property and equipment, net	2,948,705
Intangible assets, net	334,875
Deferred tax assets-non-current	515,620
Accounts payable, accrued expenses and other payables	(11,079,712)
Noncontrolling interest	(2,161,413)
Gain on disposition of Nanjing Xici	71,081,854